TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Disclosure of Detailed Information About Trade and Other Payables
Trade and other payables consist of the following:

	December 31, 2023	December 31, 2022
	$	$
Trade accounts	54,351,734	46,355,352
Accrued liabilities payable (also refer to Note 17)	17,505,160	16,028,461
Financial liabilities	71,856,894	62,383,813

Allowance for warranties	6,439,324	2,752,398
Salaries and vacations payable	10,197,794	7,267,172
Deductions at source	1,942,437	1,384,223
Sales taxes payable	1,988,512	1,434,436
Non-financial liabilities	20,568,067	12,838,229
	92,424,961	75,222,042